Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Revenues from Contracts with Customers	Revenues from Contracts with Customers
6.1    Disaggregated Revenue Information
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions €)	2023	2022	2021
Commercial revenues	3,815.5	17,194.6	18,874.0
COVID-19 vaccine revenues	3,776.2	17,145.2	18,806.8
Sales to collaboration partners	275.3	1,224.3	970.9
Direct product sales to customers	473.6	3,184.7	3,007.2
Share of collaboration partners’ gross profit and sales milestones	3,027.3	12,736.2	14,828.7
Other sales	39.3	49.4	67.2
Research & development revenues from collaborations	3.5	116.0	102.7
Total	3,819.0	17,310.6	18,976.7
During the year ended December 31, 2023, revenues recognized from Pfizer Inc., or Pfizer (€3,293.0 million) and the German Federal Ministry of Health (€473.6 million), each account for more than 10% of total revenues. During the year ended December 31, 2022, revenues recognized from Pfizer (€13,795.8 million) and the German Federal Ministry of Health (€3,020.5 million) represented more than 10% of total revenues. During the year ended December 31, 2021, revenues recognized from Pfizer (€15,500.0 million) and the German Federal Ministry of Health (€1,945.6 million), accounted for more than 10% of total revenues. During the year ended December 31, 2023, based on the geographic region in which our customers and collaboration partners are located, we mainly recognized revenues in the United States (€3,010.9 million) and Germany (€482.7 million). During the year ended December 31, 2022, the main geographic regions were United States (€12,709.7 million) and Germany (€3,031.0 million). During the year ended December 31, 2021, the main geographic regions were United States (€14,636.5 million), Germany (€2,241.9 million) and Belgium (€675.0 million).
Commercial Revenues
During the year ended December 31, 2023, commercial revenues were recognized from the supply and sales of our COVID-19 vaccine worldwide. During the year ended December 31, 2023, our commercial revenues decreased in line with a lower COVID-19 vaccine market demand. In addition, write-downs by our collaboration partner Pfizer Inc. (Pfizer), significantly reduced our gross profit share and hence negatively influenced our revenues for the year ended December 31, 2023. We are the marketing authorization holder in the United States, the European Union, the United Kingdom, Canada and other countries, and holder of emergency use authorizations or equivalents in the United States (jointly with Pfizer) and other countries. Pfizer has marketing and distribution rights worldwide with the exception of China, Germany and Türkiye. Shanghai Fosun Pharmaceutical (Group) Co., Ltd, or Fosun Pharma, has marketing and distribution rights in China, Hong Kong special administrative region, or SAR, Macau SAR and the region of Taiwan. The allocation of marketing and distribution rights defines territories in which the collaboration partners act as a principal.
Sales to Collaboration Partners
Sales to collaboration partners represent sales of products manufactured by us to collaboration partners. Whenever responsibilities in the manufacturing and supply process of the COVID-19 vaccine shift and the COVID-19 vaccine is transferred, the vaccine is sold from one partner to the other. Under the collaboration with Pfizer, from time to time, those sales are significantly influenced by amounts due to write-downs of inventories as well as costs related to production capacities derived from contracts with CMOs that became redundant. Those costs represent accrued manufacturing variances and are charged to our partner once finally materialized. These manufacturing variances are reflected as transfer price adjustments once identified. The regular reassessment of these manufacturing variances may result in adjustments to the respective prior-period revenues. Sales to collaboration partners during the years ended December 31, 2023, 2022 and 2021 of €74.5 million, €850.0 million and €31.0 million, respectively, related to the aforementioned manufacturing variances.
Direct Product Sales to Customers
Direct product sales are recognized from supplying COVID-19 vaccine in our territories Germany and Türkiye. During the years ended December 31, 2023, 2022 and 2021, we recognized €473.6 million, €3,184.7 million and €3,007.2 million of revenues, respectively. The share of gross profit that we owe our collaboration partner Pfizer based on our sales is recognized as cost of sales.
Share of Collaboration Partners’ Gross Profit and Sales Milestones
Based on COVID-19 vaccine sales in the collaboration partners’ territories, we are eligible to receive a share of their gross profit, which represents a seasonally affected net figure and is recognized as collaboration revenue during the commercial phase, together with sales milestones. Manufacturing cost variances either reflected as transfer price adjustments as described above or resulting from costs highly probable to be incurred by the partner, were taken into account when determining the gross profit. During the year ended December 31, 2021, those revenues included €476.6 million of sales milestones.
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions €)	2023	2022	2021
Timing of revenue recognition
Goods and services transferred at a point in time	776.3	4,447.2	4,034.3
Goods and services transferred over time	15.4	127.2	113.7
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	3,027.3	12,736.2	14,828.7
Total	3,819.0	17,310.6	18,976.7
(1)    Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.
6.2    Contract Balances

(in millions €)	December 31, 2023	December 31, 2022
Trade and other receivables	2,155.7	7,145.6
Contract liabilities	751.8	125.5
Refund liabilities	—	24.4
Trade and other receivables significantly decreased compared to the previous year and predominantly comprise trade receivables from our COVID-19 collaboration with Pfizer as well as our direct product sales to customers in our territory. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s financial quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt. Consequently, as of December 31, 2023, our trade receivables included, in addition to the profit share for the fourth quarter of 2023, trade receivables which related to the gross profit share for the third quarter of 2023.
Contract liabilities significantly increased compared to the previous year as advance payments in connection with the amendment of the COVID-19 vaccine purchase agreement with the European Commission, or EC, were received. As of December 31, 2023, the contract liabilities included €386.4 million of such payments under our collaboration with Pfizer (COVID-19 vaccine), €302.3 million from the German Federal Ministry of Health and €62.3 million of remaining upfront fees from our collaboration agreement with Pfizer (Zoster) (as of December 31, 2022: €65.7 million of remaining upfront fees from collaboration and commercial supply agreements and €56.3 million of advance payments for future COVID-19 vaccine sales).
The refund liabilities recognized as of December 31, 2022, represented consideration which was refunded to the collaboration partner during the year ended December 31, 2023.
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions €)	2023	2022	2021
Amounts included in contract liabilities at the beginning of the year	3.5	63.1	73.7
6.3    Performance Obligations
The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as of year-end are as follows:

(in millions €)	December 31, 2023	December 31, 2022
Within one year	353.3	77.1
More than one year	398.5	48.4
Total	751.8	125.5